Item 1. Report to Shareholders

T. ROWE PRICE CAPITAL OPPORTUNITY FUND
--------------------------------------------------------------------------------
Certified Financials

T. ROWE PRICE CAPITAL OPPORTUNITY FUND
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

FINANCIAL HIGHLIGHTS            For a share outstanding throughout each period
--------------------------------------------------------------------------------
                    6 Months      Year
                       Ended     Ended
                     6/30/03  12/31/02  12/31/01  12/31/00  12/31/99  12/31/98

NET ASSET VALUE
Beginning of period  $  9.23   $ 11.91   $ 13.26   $ 15.69   $ 18.11   $ 16.62

Investment activities
  Net investment
  income (loss)         0.01      0.03      0.01     (0.01)    (0.01)    (0.07)

  Net realized
  and unrealized
  gain (loss)           1.22     (2.68)    (1.35)    (0.94)     1.86      2.44

  Total from
  investment
  activities            1.23     (2.65)    (1.34)    (0.95)     1.85      2.37

Distributions
  Net investment
  income                   -     (0.03)    (0.01)        -         -         -

  Net realized
  gain                     -         -         -     (1.48)    (4.27)    (0.88)

  Total
  distributions            -     (0.03)    (0.01)    (1.48)    (4.27)    (0.88)

NET ASSET VALUE
End of period        $ 10.46   $  9.23   $ 11.91   $ 13.26   $ 15.69   $ 18.11
                     -----------------------------------------------------------

Ratios/Supplemental Data

Total return^         13.33%  (22.25)%  (10.10)%   (6.32)%    11.50%    14.70%

Ratio of total
expenses to
average net assets     1.47%+    1.37%     1.25%     1.15%     1.26%     1.35%

Ratio of net
investment income
(loss) to average
net assets             0.29%+    0.27%     0.08%   (0.05)%   (0.06)%   (0.44)%

Portfolio
turnover rate          48.6%+    48.2%     53.6%     64.7%    133.1%     73.8%

Net assets,
end of period
(in thousands)       $65,132   $57,340   $76,786   $93,422  $109,057  $124,812

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

+  Annualized

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE CAPITAL OPPORTUNITY FUND
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                             June 30, 2003

STATEMENT OF NET ASSETS                        Shares/Par            Value
--------------------------------------------------------------------------------
                                                              In thousands
COMMON STOCKS  98.6%

CONSUMER DISCRETIONARY  10.6%

Auto Components  0.3%
Delphi                                             5,394        $       47

Lear *                                             3,000               138
                                                                       185

Hotels, Restaurants & Leisure  1.2%
Alliance Gaming *                                  1,900                36

Carnival                                           8,800               286

Darden Restaurants                                 1,150                22

Fairmont Hotels                                    1,300                30

Hilton                                             3,900                50

International Game Technology *                      700                72

McDonald's                                         6,500               143

MGM Mirage *                                         600                20

Ruby Tuesday                                       1,800                45

Starbucks *                                        3,300                81

Station Casinos *                                  1,300                33
                                                                       818


Household Durables  0.4%
Black & Decker                                     3,200               139

Fortune Brands                                     2,095               109
                                                                       248

Leisure Equipment & Products  0.4%
Brunswick                                          3,300                82

Hasbro                                             8,900               156
                                                                       238


Media  3.9%
AOL Time Warner *                                 13,600               219

Clear Channel Communications *                     3,600               153

Comcast, Class A *                                16,193               489

Cox Radio, Class A *                               3,500                81

Disney                                            19,200               379

Dow Jones                                            600                26

Echostar Communications, Class A *                 3,700               128

Gannett                                            1,750               134

Knight-Ridder                                      1,500        $      103

McGraw-Hill                                          800                50

Meredith                                             600                26

New York Times, Class A                            1,300                59

Scripps, Class A                                     400                36

Spanish Broadcasting, Class A *                   12,000                98

Tribune                                              600                29

Univision Communications, Class A *               10,100               307

Viacom, Class B *                                  5,500               240
                                                                     2,557

Multiline Retail  1.8%
Dollar Tree Stores *                               4,900               156

Family Dollar Stores                               3,800               145

Kohl's *                                           3,200               164

Target                                            18,800               711
                                                                     1,176

Specialty Retail  2.6%
AnnTaylor Stores *                                 2,900                84

Bed Bath & Beyond *                                1,100                43

Best Buy *                                         2,800               123

Christopher & Banks *                              4,200               156

GAP                                                6,200               116

Home Depot                                        20,050               664

Lowe's                                             3,000               129

O'Reilly Automotive *                              2,100                70

Ross Stores                                        5,800               248

Toys "R" Us *                                      1,500                18

Ultimate Electronics *                             1,900                24
                                                                     1,675

Total Consumer Discretionary                                         6,897


CONSUMER STAPLES  10.8%

Beverages  2.8%
Anheuser-Busch                                     5,565               284

Coca-Cola                                         19,590               909

PepsiCo                                           13,455               599
                                                                     1,792

Food & Staples Retailing  3.2%
CVS                                                3,170        $       89

Sysco                                             10,800               324

Wal-Mart                                          26,900             1,444

Walgreen                                           8,070               243
                                                                     2,100

Food Products  0.7%
Campbell Soup                                      4,080               100

General Mills                                      4,625               219

Heinz                                              1,245                41

Wrigley                                            1,600                90
                                                                       450

Household Products  2.5%
Clorox                                             3,295               140

Colgate-Palmolive                                  3,785               219

Kimberly-Clark                                     3,200               167

Procter & Gamble                                  12,375             1,104
                                                                     1,630

Personal Products  0.3%
Gillette                                           6,140               196
                                                                       196

Tobacco  1.3%
Altria Group                                      18,460               839
                                                                       839
Total Consumer Staples                                               7,007


ENERGY  5.6%
Energy Equipment & Services  0.8%

Baker Hughes                                       2,850                96

FMC Technologies *                                 2,550                54

Noble Drilling *                                   1,000                34

Schlumberger                                       5,850               278

Transocean *                                       3,471                76

Oil & Gas  4.8%
Amerada Hess                                       1,400        $       69

Anadarko Petroleum                                 1,794                80

ChevronTexaco                                     13,846             1,000

Devon Energy                                       1,200                64

Exxon Mobil                                       42,978             1,543

Kerr-McGee                                           700                31

Marathon Oil                                       6,400               169

Murphy Oil                                         3,100               163
                                                                     3,119

Total Energy                                                         3,657


FINANCIALS  21.7%

Capital Markets  4.4%
Charles Schwab                                    11,600               117

Eaton Vance                                        2,500                79

Franklin Resources                                 1,800                70

Goldman Sachs Group                                3,800               318

Investor's Financial Services                      3,900               113

J.P. Morgan Chase                                 30,200             1,032

Mellon Financial                                   4,000               111

Merrill Lynch                                      7,500               350

Morgan Stanley                                     8,500               364

Northern Trust                                     2,500               105

State Street                                       3,200               126

Waddell & Reed Financial, Class A                  3,000                77
                                                                     2,862

Commercial Banks  6.9%
Bank of America                                   13,300             1,051

Boston Private Financial                           7,200               152

Comerica                                          11,400               530

FleetBoston Financial                             20,400               606

Huntington Bancshares                              3,200                62

Synovus Financial                                  6,300               135

U.S. Bancorp                                      33,900               831

Wachovia                                          19,700               787

Wells Fargo                                        6,500               328
                                                                     4,482

Consumer Finance  0.3%
SLM Corporation                                    4,500        $      176
                                                                       176

Diversified Financial Services  3.4%
Citigroup                                         47,800             2,046

Moody's                                            1,100                58

Principal Financial Group                          3,800               123
                                                                     2,227

Insurance  5.4%
AMBAC                                                800                53

American International Group                      18,987             1,048

Hartford Financial Services Group                  5,200               262

John Hancock Financial Services                    1,200                37

Loews                                              3,900               184

Marsh & McLennan                                   4,600               235

MaxRe Capital                                      2,400                36

Nationwide Financial Services, Class A             1,200                39

Ohio Casualty *                                   11,800               155

Protective Life                                    1,900                51

Prudential Financial                               4,900               165

SAFECO                                            11,200               395

Scottish Annuity & Life                            1,600                32

St. Paul Companies                                 6,800               248

Travelers Property Casualty, Class B              30,300               478

UnumProvident                                      7,200                97
                                                                     3,515

Real Estate  0.2%
Camden Property Trust, REIT                        1,400                49

Equity Office Properties, REIT                     2,500                67

Simon Property Group, REIT                         1,400                55
                                                                       171


Thrifts & Mortgage Finance  1.1%
Fannie Mae                                         7,000               472

Freddie Mac                                        5,000               254
                                                                       726

Total Financials                                                    14,159

HEALTH CARE  14.7%

Biotechnology  1.6%
Amgen *                                           10,900   $           724

Cephalon *                                           700                29

Genentech *                                        1,000                72

Gilead Sciences *                                    800                45

IDEC Pharmaceuticals *                             1,800                61

MedImmune *                                        3,300               120

                                                                     1,051


Health Care Equipment & Supplies  1.8%
Baxter International                               4,200               109

Boston Scientific *                                4,200               257

C. R. Bard                                         1,400               100

Guidant                                            3,000               133

Medtronic                                          5,500               264

St. Jude Medical *                                 2,000               115

Stryker                                            1,400                97

Waters Corporation *                               1,000                29

Zimmer Holdings *                                  1,500                67
                                                                     1,171



Health Care Providers & Services  2.0%
Aetna                                                800                48

AmerisourceBergen                                    800                55

Anthem *                                           1,400               108

Cardinal Health                                    4,100               264

HCA                                                4,700               151

Laboratory Corporation of America *                4,800               145

Omnicare                                           1,400                47

Triad Hospitals *                                  1,600                40

UnitedHealth Group                                 8,200               412

WellChoice *                                       1,000                29
                                                                     1,299


Pharmaceuticals  9.3%
Abbott Laboratories                               14,000               613

Bristol-Myers Squibb                              12,000               326

Eli Lilly                                          8,000               552

Forest Labs *                                      3,600        $      197

Johnson & Johnson                                 18,866               975

Merck                                             10,300               624

Pfizer                                            62,200             2,124

Schering-Plough                                    1,800                33

Wyeth                                             13,900               633
                                                                     6,077

Total Health Care                                                    9,598


INDUSTRIALS & BUSINESS SERVICES  9.6%
Aerospace & Defense  1.7%
Boeing                                             6,500               223

General Dynamics                                   1,400               102

Honeywell International                            2,900                78

Lockheed Martin                                    3,200               152

Mercury Computer Systems *                         1,400                25

Northrop Grumman                                   1,400               121

Raytheon                                           2,900                95

Rockwell Collins                                   1,200                30

United Technologies                                3,800               269
                                                                     1,095

Air Freight & Logistics  0.9%
Fedex                                              3,560               221

UPS, Class B                                       6,390               407
                                                                       628

Airlines  0.2%
Delta                                              3,400                50

Frontier Airlines *                                8,300                75
                                                                       125

Building Products  0.3%
American Standard *                                1,800               133

Masco                                              2,400                57
                                                                       190

Commercial Services & Supplies  1.0%
Apollo Group, Class A *                            1,000                62

Dun & Bradstreet *                                   500                21

Exult *                                           29,080               249

Manpower                                           1,520        $       56

Robert Half International *                        2,230                42

Waste Management                                   8,770               211
                                                                       641

Industrial Conglomerates  3.4%
3M                                                 1,000               129

GE                                                50,100             1,437

Roper Industries                                   2,500                93

Tyco International                                28,600               543
                                                                     2,202

Machinery  1.7%
Actuant, Class A *                                 3,200               151

Danaher                                            4,100               279

Deere                                              3,600               165

Eaton                                                800                63

Illinois Tool Works                                1,300                86

ITT Industries                                     2,000               131

Navistar *                                         1,300                42

Oshkosh Truck, Class B                             1,700               101

Pall                                               3,600                81
                                                                     1,099
Road & Rail  0.4%
Burlington Northern Santa Fe                       3,600               102

Norfolk Southern                                   4,700                90

Union Pacific                                      1,800               105
                                                                       297
Total Industrials & Business Services                                6,277


INFORMATION TECHNOLOGY  15.9%

Communications Equipment  2.4%
Cisco Systems *                                   59,400               991

Comverse Technology *                              2,400                36

Corning *                                         10,400                77

Motorola                                          17,500               165

Nokia                                              3,700                61

QUALCOMM                                           5,600               200
                                                                     1,530

Computer & Peripherals  3.5%
Dell Computer *                                   25,200        $      805

Hewlett-Packard                                   17,100               364

IBM                                                9,500               784

Lexmark International, Class A *                   2,200               156

Seagate Technology                                 8,900               157
                                                                     2,266

Electronic Equipment & Instruments  0.5%
CDW *                                              2,300               105

Celestica *                                        4,300                68

Jabil Circuit *                                    7,600               168
                                                                       341

Internet Software & Services  0.6%
InterActiveCorp *                                  4,000               158

VeriSign *                                         6,800                94

Yahoo! *                                           4,200               138
                                                                       390

IT Services  1.2%
Accenture, Class A *                               4,000                72

BearingPoint *                                     7,240                70

BISYS Group *                                      3,100                57

Certegy *                                          2,900                80

DST Systems *                                      4,250               162

First Data                                         3,400               141

Fiserv *                                           1,400                50

Paychex                                            5,580               164
                                                                       796

Semiconductor & Semiconductor Equipment  3.1%
Analog Devices *                                   5,700               198

Applied Materials *                               19,780               314

Intel                                             27,600               574

KLA-Tencor *                                       2,690               125

Linear Technology                                  3,900               126

Maxim Integrated Products                          7,530               257

Microchip Technology                               4,000                98

Novellus Systems *                                 1,900                70

QLogic *                                           1,800                87

Texas Instruments                                 10,700               188
                                                                     2,037

Software  4.6%
Adobe Systems                                      4,600        $      147

Cadence Design Systems *                           5,400                65

Intuit *                                           3,000               134

Mercury Interactive *                              1,200                46

Microsoft                                         84,300             2,159

Oracle *                                          22,100               266

Symantec *                                         1,700                75

VERITAS Software *                                 3,500               100

                                                                     2,992
Total Information Technology                                        10,352


MATERIALS  2.9%
Chemicals  1.9%
Agrium                                            12,300               135

Cabot                                              2,300                66

Dow Chemical                                      10,835               335

DuPont                                             9,340               389

Great Lakes Chemical                                 800                16

IMC Global                                        11,400                77

Minerals Technologies                                600                29

Potash Corp./Saskatchewan                          2,400               154
                                                                     1,201

Metals & Mining  0.4%
Alcoa                                              6,072               155

Newmont Mining                                     2,000                65

Nucor                                                500                24

Phelps Dodge *                                     1,000                38
                                                                       282

Paper & Forest Products  0.6%
Bowater                                              800                30

International Paper                                4,200               150

MeadWestvaco                                       2,800                69

Potlatch                                           3,300                85

Weyerhaeuser                                       1,400                76
                                                                       410

Total Materials                                                      1,893

TELECOMMUNICATION SERVICES  3.9%
Diversified Telecommunication Services  2.9%
Alltel                                             2,700        $      130

BellSouth                                          9,300               248

Centurytel                                         3,900               136

Qwest Communications International *              20,400                98

SBC Communications                                18,600               475

Verizon Communications                            19,800               781
                                                                     1,868

Wireless Telecommunication Services  1.0%
AT&T Wireless *                                   10,600                87

Crown Castle International *                      11,000                85

Nextel Communications, Class A *                  13,800               250

Nextel Partners, Class A *                         5,600                41

NII Holdings, Class B *                            4,000               153

Western Wireless, Class A *                        2,800                32
                                                                       648

Total Telecommunication Services                                     2,516


UTILITIES  2.9%
Electric Utilities  2.6%
American Electric Power                            1,400                42

CenterPoint Energy                                 2,800                23

Constellation Energy Group                         1,800                62

El Paso Electric *                                 5,100                63

Entergy                                            3,900               206

Exelon                                             2,000               119

FirstEnergy                                        6,700               257

PG&E *                                             7,600               161

Pinnacle West Capital                              2,600                97

PPL                                                3,300               142

Southern Company                                   4,300               134

Teco Energy                                        2,300                27

TXU                                               12,500               281

XCEL Energy                                        4,300                65
                                                                     1,679

Gas Utilities  0.1%
NiSource                                           3,100        $       59
                                                                        59

Multi-Utilities & Unregulated Power  0.2%
Duke Energy                                        5,700               114

Dynegy, Class A *                                  2,400                10
                                                                       124
Total Utilities                                                      1,862

Total Common Stocks (Cost  $63,836)                                 64,218


CONVERTIBLE PREFERRED STOCKS  0.1%
Ford Motor Company Capital Trust II, 6.50%         1,700               74

Total Convertible Preferred Stocks (Cost $85)                          74


SHORT-TERM INVESTMENTS  1.3%
Money Market Funds  1.2%
T. Rowe Price Government Reserve Investment
Fund, 1.01% #                                    770,882               771
                                                                       771

U.S. Treasury Obligations  0.1%
U.S. Treasury Bills, 0.862%, 9/18/03 **          100,000               100
                                                                       100

Total Short-Term Investments (Cost  $871)                              871

                                                                     Value
--------------------------------------------------------------------------------
                                                              In thousands
Total Investments in Securities
100.0% of Net Assets (Cost $64,792)                             $   65,163

FUTURES CONTRACTS
                                  Contract     Unrealized
                      Expiration  Value        Gain (Loss)
                      ----------  -----------  -----------
                                       In thousands
Long, 17 S&P Mini
500 Stock Index
contracts, $60,000
of U.S. Treasury
Bills pledged as
initial margin        9/03        $       827   $      (7)

Net payments
(receipts) of
variation
margin to date                                           7

Variation margin
receivable (payable)
on open futures
contracts                                                                -

Other Assets
Less Liabilities                                                       (31)


NET ASSETS                                                      $   65,132
                                                                ----------
Net Assets Consist of:

Undistributed net
investment income (loss)                                        $       86

Undistributed net
realized gain (loss)                                               (19,461)

Net unrealized
gain (loss)                                                            364

Paid-in-capital applicable to
6,227,650 shares of $0.0001 par
value capital stock outstanding;
1,000,000,000 shares authorized                                     84,143


NET ASSETS                                                      $   65,132
                                                                ----------

NET ASSET VALUE PER SHARE                                       $    10.46
                                                                ----------

     #    Seven-day yield
     *    Non-income producing
     ** All or a portion of this security is pledged to cover margin requirements on futures contracts at June 30, 2003.
     REIT Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE CAPITAL OPPORTUNITY FUND
--------------------------------------------------------------------------------
Certified Financials (Unaudited)


STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands

                                                                       6 Months
                                                                          Ended
                                                                        6/30/03

Investment Income (Loss)
Income
  Dividend                                                           $      508

  Income distributions from mutual funds                                      3

  Interest                                                                    1

  Total income                                                              512

Expenses
  Investment management                                                     197

  Shareholder servicing                                                     127

  Custody and accounting                                                     65

  Registration                                                               18

  Prospectus and shareholder reports                                         14

  Legal and audit                                                             6

  Directors                                                                   3

  Miscellaneous                                                               3

  Total expenses                                                            433

  Expenses paid indirectly                                                   (7)

  Net expenses                                                              426

Net investment income (loss)                                                 86

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                             (3,327)

  Futures                                                                    71

  Net realized gain (loss)                                               (3,256)

Change in net unrealized gain (loss)
  Securities                                                             10,784

  Futures                                                                     3

  Change in net unrealized gain (loss)                                   10,787

Net realized and unrealized gain (loss)                                   7,531

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                               $    7,617
                                                                     ----------

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE CAPITAL OPPORTUNITY FUND
--------------------------------------------------------------------------------
Certified Financials (Unaudited)


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands

                                                       6 Months            Year
                                                          Ended           Ended
                                                        6/30/03        12/31/02

Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                      $        86    $       177

  Net realized gain (loss)                               (3,256)        (7,344)

  Change in net unrealized gain (loss)                   10,787         (9,530)

  Increase (decrease) in net assets
  from operations                                         7,617        (16,697)

Distributions to shareholders
  Net investment income                                       -           (186)

Capital share transactions *
  Shares sold                                             5,821         11,016

  Distributions reinvested                                    -            181

  Shares redeemed                                        (5,646)       (13,760)

  Increase (decrease) in net
  assets from capital
  share transactions                                        175         (2,563)

Net Assets

Increase (decrease) during period                         7,792        (19,446)

Beginning of period                                      57,340         76,786

End of period                                       $    65,132    $    57,340
                                                    ----------------------------

*Share information

  Shares sold                                               613          1,054

  Distributions reinvested                                    -             19

  Shares redeemed                                          (596)        (1,308)

  Increase (decrease) in shares outstanding                  17           (235)

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE CAPITAL OPPORTUNITY FUND
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                                  June 30, 2003


NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Capital Opportunity Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on November 30, 1994. The fund seeks superior capital appreciation over time by investing primarily in U.S. common stocks.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation
     Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

     Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts are valued at closing settlement prices.

     Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Most foreign markets close before the NYSE. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE normally will not be reflected in security valuations. However, if such developments are so significant that they will, in the judgment of the officers of the fund, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Currency Translation
     Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

     Premiums and Discounts
     Premiums and discounts on debt securities are amortized for financial reporting purposes.

     Expenses Paid Indirectly
     Certain security trades are directed to brokers who have agreed to rebate a portion of the related commission to the fund to pay fund expenses. Additionally, credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Total expenses in the accompanying statement of operations are presented before reduction for rebates and credits, which totaled $7,000 and $0, respectively, for the six months ended June 30, 2003.

     Other
     Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed.

     Unrealized gains and losses on futures contracts are included in Change in net unrealized gain or loss in the accompanying financial statements.

NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Futures Contracts
     During the six months ended June 30, 2003, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

     Other
     Purchases and sales of portfolio securities, other than short-term securities, aggregated $14,214,000 and $14,190,000, respectively, for the six months ended June 30, 2003.

NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2003.

     For tax purposes, the fund has elected to treat net capital losses realized between November 1 and December 31, of each year as occurring on the first day of the following tax year; consequently, $950,000 of realized losses recognized for financial reporting purposes in the year ended December 31, 2002 were recognized for tax purposes on January 1, 2003. Further, the fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2002, the fund had $15,256,000 of unused capital loss carryforwards, of which $8,373,000 expire in 2009, and $6,883,000 expire in 2010.

     At June 30, 2003, the cost of investments for federal income tax purposes was $64,792,000. Net unrealized gain aggregated $364,000 at period-end, of which $7,167,000 related to appreciated investments and $6,803,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At June 30, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $37,000.

     Under the terms of the investment management agreement, the manager is required to bear any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, through April 30, 2005, which would cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed 1.35%. Thereafter, through April 30, 2007, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's expense ratio to exceed 1.35%. This agreement had no impact on the fund's total expenses during the six months ended June 30, 2003 and, at that date, no amounts were subject to future reimbursement by the fund.

     In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $133,000 for the six months ended June 30, 2003, of which $28,000 was payable at period-end.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 2003, totaled $3,000.


Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Not required at this time.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.



                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Capital Opportunity Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 22, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 22, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     August 22, 2003